Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [Line Items]
Term receivables terms	30 days
Provisions for doubtful debts	$ 1
Trade receivables	1,857	1,855
Past due but not impaired [member]
Disclosure of financial assets [Line Items]
Trade receivables	$ 32	$ 19